Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
52.	Subsequent Events

(1)
Subsequent to December 31, 2021, the Company and its subsidiaries including Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued corporate bonds for the purposes of repayment of existing debts and others as follows:

Company	Type	Issue date	Maturity	Interest rate	Amount
	In millions of won and thousands of USD
Korea Electric Power Corporation	#1117 Corporate bond	2022.01.04	2025.01.04	2.33%	KRW 150,000

	#1118 Corporate bond	2022.01.04	2027.01.04	2.53%	KRW 200,000
	#1119 Corporate bond	2022.01.06	2029.01.06	2.75%	KRW 200,000
	#1120 Corporate bond	2022.01.06	2032.01.06	2.83%	KRW 100,000
	#1121 Corporate bond	2022.01.10	2025.01.10	2.50%	KRW 270,000
	#1122 Corporate bond	2022.01.10	2029.01.10	2.83%	KRW 200,000
	#1123 Corporate bond	2022.01.12	2027.01.12	2.69%	KRW 280,000
	#1124 Corporate bond	2022.01.12	2032.01.12	2.90%	KRW 120,000
	#1125 Corporate bond	2022.01.19	2025.01.19	2.58%	KRW 160,000
	#1126 Corporate bond	2022.01.19	2029.01.19	2.92%	KRW 100,000
	#1127 Corporate bond	2022.01.25	2027.01.25	2.80%	KRW 150,000
	#1128 Corporate bond	2022.01.25	2032.01.25	2.98%	KRW 100,000
	#1129 Corporate bond	2022.01.27	2025.01.27	2.70%	KRW 190,000
	#1130 Corporate bond	2022.01.27	2029.01.27	2.99%	KRW 140,000
	#1131 Corporate bond	2022.02.04	2027.02.04	2.97%	KRW 190,000
	#1132 Corporate bond	2022.02.04	2032.02.04	3.05%	KRW 160,000
	#1133 Corporate bond	2022.02.08	2025.02.08	2.80%	KRW 150,000
	#1134 Corporate bond	2022.02.08	2029.02.08	3.10%	KRW 140,000
	#1135 Corporate bond	2022.02.10	2027.02.10	3.03%	KRW 300,000
	#1136 Corporate bond	2022.02.10	2032.02.10	3.17%	KRW 70,000
	#1137 Corporate bond	2022.02.14	2025.02.14	2.89%	KRW 200,000
	#1138 Corporate bond	2022.02.14	2029.02.14	3.19%	KRW 90,000
	#1139 Corporate bond	2022.02.18	2025.02.18	2.86%	KRW 180,000
	#1140 Corporate bond	2022.02.18	2027.02.18	3.08%	KRW 110,000
	#1141 Corporate bond	2022.02.22	2025.02.22	2.93%	KRW 160,000
	#1142 Corporate bond	2022.02.22	2027.02.22	3.15%	KRW 130,000
	#1143 Corporate bond	2022.02.25	2025.02.25	2.82%	KRW 120,000
	#1144 Corporate bond	2022.02.25	2027.02.25	3.09%	KRW 40,000
	#1145 Corporate bond	2022.03.02	2025.03.02	2.85%	KRW 150,000
	#1146 Corporate bond	2022.03.02	2027.03.02	3.12%	KRW 160,000
	#1147 Corporate bond	2022.03.04	2025.03.04	2.84%	KRW 190,000
	#1148 Corporate bond	2022.03.04	2027.03.04	3.12%	KRW 90,000
	#1149 Corporate bond	2022.03.04	2029.03.04	3.15%	KRW 20,000
	#1150 Corporate bond	2022.03.07	2025.03.07	2.82%	KRW 160,000
	#1151 Corporate bond	2022.03.07	2027.03.07	3.11%	KRW 90,000
	#1152 Corporate bond	2022.03.07	2029.03.07	3.15%	KRW 50,000
	#1153 Corporate bond	2022.03.10	2025.03.10	2.88%	KRW 170,000
	#1154 Corporate bond	2022.03.10	2027.03.10	3.10%	KRW 130,000
	#1155 Corporate bond	2022.03.16	2025.03.16	2.89%	KRW 210,000
	#1156 Corporate bond	2022.03.16	2027.03.16	3.10%	KRW 130,000
	#1157 Corporate bond	2022.03.18	2025.03.18	2.93%	KRW 180,000
	#1158 Corporate bond	2022.03.18	2027.03.18	3.09%	KRW 180,000
	#1159 Corporate bond	2022.03.24	2024.03.24	2.73%	KRW 160,000
	#1160 Corporate bond	2022.03.24	2027.03.24	3.29%	KRW 80,000
	#1161 Corporate bond	2022.03.28	2052.03.28	3.30%	KRW 130,000
	#1162 Corporate bond	2022.03.30	2024.03.30	3.01%	KRW 100,000
	#1163 Corporate bond	2022.03.30	2025.03.30	3.35%	KRW 60,000
	#1164 Corporate bond	2022.03.30	2027.03.30	3.49%	KRW 30,000
	#1165 Corporate bond	2022.04.01	2024.04.01	3.07%	KRW 150,000
	#1166 Corporate bond	2022.04.01	2025.04.01	3.45%	KRW 160,000
	#1167 Corporate bond	2022.04.01	2032.04.01	3.50%	KRW 10,000
	#1168 Corporate bond	2022.04.05	2024.04.05	3.19%	KRW 130,000
	#1169 Corporate bond	2022.04.05	2025.04.05	3.46%	KRW 70,000
	#1170 Corporate bond	2022.04.05	2027.04.05	3.61%	KRW 70,000
	#1171 Corporate bond	2022.04.07	2024.04.07	3.36%	KRW 100,000
	#1172 Corporate bond	2022.04.07	2025.04.07	3.58%	KRW 50,000
	#1173 Corporate bond	2022.04.07	2027.04.07	3.70%	KRW 20,000
	#1174 Corporate bond	2022.04.11	2024.04.11	3.65%	KRW 160,000
	#1175 Corporate bond	2022.04.11	2025.04.11	3.71%	KRW 40,000
	#1176 Corporate bond	2022.04.11	2027.04.11	3.84%	KRW 10,000
	#1177 Corporate bond	2022.04.15	2024.04.15	3.55%	KRW 230,000

(1)
Subsequent to December 31, 2021, the Company and its subsidiaries including Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd. and Korea East-West Power Co., Ltd. issued corporate bonds for the purposes of repayment of existing debts and others as follows, continued:

Company	Type	Issue date	Maturity	Interest rate	Amount
	In millions of won and thousands of USD
Korea Electric Power Corporation	#1178 Corporate bond	2022.04.15	2025.04.15	3.70%	KRW 60,000
	#1179 Corporate bond	2022.04.15	2027.04.15	3.72%	KRW 10,000
	#1180 Corporate bond	2022.04.19	2023.10.19	3.29%	KRW 230,000
	#1181 Corporate bond	2022.04.19	2025.04.19	3.70%	KRW 80,000
	#1182 Corporate bond	2022.04.21	2023.10.21	3.19%	KRW 200,000
	#1183 Corporate bond	2022.04.21	2025.04.21	3.71%	KRW 150,000
	#1184 Corporate bond	2022.04.21	2052.04.21	3.72%	KRW 100,000
	#1185 Corporate bond	2022.04.26	2024.04.26	3.30%	KRW 130,000
	#1186 Corporate bond	2022.04.26	2025.04.26	3.65%	KRW 130,000
	#1187 Corporate bond	2022.04.26	2027.04.26	3.77%	KRW 60,000
	#1188 Corporate bond	2022.04.28	2024.04.28	3.35%	KRW 210,000
	#1189 Corporate bond	2022.04.28	2025.04.28	3.70%	KRW 260,000
	#1190 Corporate bond	2022.04.28	2027.04.28	3.77%	KRW 30,000
Korea Hydro & Nuclear Power Co., Ltd.	#63-1 Corporate bond	2022.02.17	2027.02.17	2.81%	KRW 40,000
	#63-2 Corporate bond	2022.02.17	2042.02.17	3.04%	KRW 60,000
	#63-3 Corporate bond	2022.02.17	2052.02.17	2.97%	KRW 50,000
	#64-1 Corporate bond	2022.03.11	2042.03.11	3.10%	KRW 70,000
	#64-2 Corporate bond	2022.03.11	2052.03.11	3.02%	KRW 80,000
	#65-1 Corporate bond	2022.04.22	2027.04.22	3.68%	KRW 30,000
	#65-2 Corporate bond	2022.04.22	2042.04.22	3.84%	KRW 60,000
	#65-3 Corporate bond	2022.04.22	2052.04.22	3.72%	KRW 20,000
Korea South-East Power Co., Ltd.	Corporate bond	2022.03.28	2027.03.28	3.30%	KRW 10,000
	Corporate bond	2022.03.28	2052.03.28	3.13%	KRW 40,000
	Corporate bond	2022.03.28	2025.03.28	3.24%	KRW 90,000
Korea Midland Power Co., Ltd.	#65-1 non-guaranteedCorporate bond	2022.01.17	2032.01.17	2.85%	KRW 10,000
	#65-2 non-guaranteedCorporate bond	2022.01.17	2042.01.17	2.83%	KRW 10,000
	#66-1 non-guaranteedCorporate bond	2022.01.24	2025.01.24	2.83%	KRW 40,000
	#66-2 non-guaranteedCorporate bond	2022.01.24	2027.01.24	2.95%	KRW 30,000
	#66- 3 non-guaranteedCorporate bond	2022.01.24	2052.01.24	2.87%	KRW 50,000
	#67 non-guaranteedCorporate bond	2022.02.17	2052.02.17	3.01%	KRW 40,000
	#9 Foreign currencyCorporate bond	2022.04.21	2027.04.21	3.63%	USD 300,000
Korea Western Power Co., Ltd.	#51-1 Corporate bond	2022.01.25	2025.01.24	2.76%	KRW 50,000
	#51-2 Corporate bond	2022.01.25	2042.01.24	2.78%	KRW 20,000
	#52-1 Corporate bond	2022.03.28	2025.03.28	3.18%	KRW 90,000
	#52-2 Corporate bond	2022.03.28	2042.03.28	3.35%	KRW 30,000
	#52-3 Corporate bond	2022.03.28	2052.03.28	3.20%	KRW 10,000
Korea Southern Power Co., Ltd.	Corporate bond	2022.03.24	2025.03.24	3.13%	KRW 40,000
	Corporate bond	2022.03.24	2042.03.24	3.29%	KRW 60,000
	Corporate bond	2022.04.26	2025.04.26	3.63%	KRW 160,000
	Corporate bond	2022.04.26	2025.04.26	3.63%	KRW 10,000
	Corporate bond	2022.04.26	2052.04.26	3.60%	KRW 20,000
Korea East-West Power Co., Ltd.	Corporate bond	2022.04.22	2025.04.22	3.75%	KRW 60,000

(2)
The Company established the right of pledge on the shares of Jeju Hanlim Offshore Wind Co., Ltd. with other shareholders to procure project financing of Jeju Hanlim Offshore Wind Co., Ltd. which is a subsidiary of the Company on February 25, 2022.

(3)
The ongoing armed conflict between Russia and Ukraine in the territory of Ukraine, which started in February 2022, and relevant sanctions against Russia and Belarus imposed by the international community can impact not only sanctioned entities of Russia and Belarus but also the entities doing business directly or indirectly with Ukraine, Russia or Belarus and the entities exposed directly or indirectly to industries or economy of those countries. The Company has accounted for the event as a non-adjusting event after the reporting period. The Company is unable to make reasonable estimates of the future financial impact of the Ukraine-Russia conflict on the Company’s financial position or performance.